UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Kathleen Tecson-Cook
Title: Manager, Compliance and Administration
Phone: 416-848-1950
Signature, Place and Date of Signing:

Kathleen Tecson-Cook,	Toronto, Ontario, April 20, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		54
Form 13F Information Table Value Total:		$638,732



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbitibiBowater Inc.            COM              003687209   120269  8590674 SH       SOLE                  8590674
Abbott Laboratories            COM              002824100      744    12200 SH       SOLE                    12200
Archer-Daniels-Midland Co.     COM              039483102    17348   542110 SH       SOLE                   542110
Avon Products Inc.             COM              054303102    19870  1045770 SH       SOLE                  1045770
Baxter International Inc.      COM              071813109     1025    17080 SH       SOLE                    17080
Becton Dickinson & Co.         COM              075887109    13163   168760 SH       SOLE                   168760
Baker Hughes Inc.              COM              057224107     9505   226304 SH       SOLE                   226304
Conagra Foods Inc.             COM              205887102    10345   397869 SH       SOLE                   397869
ConocoPhillips                 COM              20825C104    18099   238148 SH       SOLE                   238148
CSX Corporation                COM              126408103     7138   324446 SH       SOLE                   324446
Chevron Corp.                  COM              166764100     8042    75155 SH       SOLE                    75155
Du Pont (E.I.) De Nemours      COM              263534109     8835   166703 SH       SOLE                   166703
Dell Inc.                      COM              24702R101     9523   560190 SH       SOLE                   560190
Diamond Offshore Drilling Inc. COM              25271C102     9640   143876 SH       SOLE                   143876
Amdocs Ltd.                    COM              G02602103     8157   254899 SH       SOLE                   254899
Devon Energy Corp.             COM              25179M103     9470   133381 SH       SOLE                   133381
Dreamworks Animation           COM              26153C103     7265   403632 SH       SOLE                   403632
Corning Inc.                   COM              219350105    10356   739697 SH       SOLE                   739697
GAP Inc.                       COM              364760108     4808   184919 SH       SOLE                   184919
Hasbro Inc.                    COM              418056107    14500   391899 SH       SOLE                   391899
Hewlett-Packard Co.            COM              428236103    21842   910091 SH       SOLE                   910091
IBM                            COM              459200101      653     3126 SH       SOLE                     3126
Intel Corp.                    COM              458140100    14923   532968 SH       SOLE                   532968
Johnson Controls Inc.          COM              478366107     4078   127430 SH       SOLE                   127430
Johnson & Johnson              COM              478160104    22420   339694 SH       SOLE                   339694
Kraft Foods Inc.               COM              50075N104     2100    55256 SH       SOLE                    55256
Kimberly-Clark Corp.           COM              494368103    19006   256844 SH       SOLE                   256844
Coca Cola Co.                  COM              191216100     3468    46860 SH       SOLE                    46860
Kroger Co.                     COM              501044101     6406   266898 SH       SOLE                   266898
Lexmark International Inc.     COM              529771107     2783    84328 SH       SOLE                    84328
Medtronic Inc.                 COM              585055106    20080   514864 SH       SOLE                   514864
3M Co.                         COM              88579Y101     8966   100738 SH       SOLE                   100738
Merck & Co. Inc.               COM              58933Y105    16351   430285 SH       SOLE                   430285
Microsoft Corp.                COM              594918104    24413   762916 SH       SOLE                   762916
M&T Bank Corp.                 COM              55261F104     4032    46350 SH       SOLE                    46350
Norfolk Southern Corp.         COM              655844108     3994    60520 SH       SOLE                    60520
Newell Rubbermaid Inc.         COM              651229106     5427   301478 SH       SOLE                   301478
NYSE Euronext                  COM              629491101    10055   335179 SH       SOLE                   335179
Pepsico Inc.                   COM              713448108     9540   144549 SH       SOLE                   144549
Procter & Gamble Co.           COM              742718109      708    10563 SH       SOLE                    10563
PNC Financial Services Group I COM              693475105    16550   258595 SH       SOLE                   258595
Portland General Electric Co.  COM              736508847     9760   390418 SH       SOLE                   390418
PPL Corp.                      COM              69351T106    20026   715213 SH       SOLE                   715213
Reinsurance Group of America   COM              759351604     7138   120975 SH       SOLE                   120975
State Street Corp.             COM              857477103     9740   211731 SH       SOLE                   211731
AT&T Inc.                      COM              00206R102    21817   703759 SH       SOLE                   703759
Molson Coors Brewing Co. - B   COM              60871R209    13242   294258 SH       SOLE                   294258
U.S. Bancorp.                  COM              902973304      306     9553 SH       SOLE                     9553
Walgreen Co.                   COM              931422109     8242   249746 SH       SOLE                   249746
Wells Fargo Co.                COM              949746101      252     7421 SH       SOLE                     7421
Wellpoint Inc.                 COM              94973V107    12349   166872 SH       SOLE                   166872
Waste Management Inc.          COM              94106L109     7614   217546 SH       SOLE                   217546
Wal-Mart Stores Inc.           COM              931142103     1217    19950 SH       SOLE                    19950
Exxon Mobil Corp.              COM              30231G102     1136    13053 SH       SOLE                    13053
